Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Convertible Debt [Abstract]
Schedule of Convertible Debt
Details of the Convertible Debt are as follows:

	Year ended December 31,
	2019	2018
Convertible Debt – beginning of period	$56,984	$49,067
Transition to IFRS 9 (Note 2)	-	1,346
Convertible Debt – adjusted beginning of period	56,984	50,413
Change due to modification (Note 7)	792	3,142
Accretion and capitalized interest	2,105	3,429
Repayment	(59,881)	-
Convertible Debt – end of period	-	56,984
Less current portion	-	(56,984)
Non-current portion	$-	$-